As filed with the Securities and Exchange Commission on August 4, 2006                             Registration No.

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM SB-2

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

BLACKHAWK BIOFUELS, LLC

(Name of small business issuer in its charter)

Delaware	2869	20-2760722
(State or jurisdiction of	(Primary Standard Industrial	(I.R.S. Employer Identification No.)
incorporation or organization)	Classification Code Number)

22 South Chicago Avenue

Freeport, Illinois  61032

Telephone:  (815) 235-2461

Facsimile:  (815) 235-4727

(Address and telephone number of principal executive offices and principal place of business)

Ronald Mapes

22 South Chicago Avenue

Freeport, Illinois  61032

Telephone:  (815) 235-2461

Facsimile:  (815) 235-4727

(Name, address and telephone number of agent for service)

Copies to:

Joe R. Thompson, Esq.

Dean R. Edstrom, Esq.

Lindquist & Vennum PLLP

4200 IDS Center, 80 South Eighth Street

Minneapolis, Minnesota 55402

Telephone:  (612) 371-3211

Facsimile:  (612) 371-3207

Approximate date of commencement of proposed sale to the public:  As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form are to be offered on a delayed or continuous basis pursuant to Rule 415 under the Securities Act of 1933, check the following box. ☒

If this form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering. ☐

If this form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering. ☐

If this form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering. ☐

If delivery of the prospectus is expected to be made pursuant to Rule 434, check the following box. ☐

CALCULATION OF REGISTATION FEE

TITLE OF EACH CLASS OF SECURITIES TO BE REGISTERED	NUMBER OF UNITS TO BE REGISTERED	PROPOSED MAXIMUM OFFERING PRICE PER UNIT	PROPOSED MAXIMUM AGGREGATE OFFERING PRICE	AMOUNT OF REGISTRATION FEE (1)
Class A Units, no par value	17,500,000 Units	$2.00	$35,000,000	$3,745

(1)                                  Determined pursuant to Section 6(b) of the Securities Act of 1933, Rule 457 and Fee Rate Advisory #6 for Fiscal Year 2006.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.